Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2020
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2020
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥32,425	¥3,508	¥36,397	¥1,252
Less: Amounts offset in the consolidated balance sheets (2)	(20,048)	—	(20,048)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥12,377	¥3,508	¥16,349	¥1,252

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(10,507)	(2,381)	(8,980)	(1,067)
Cash collateral	(5)	—	(40)	—

Net amount	¥1,865	¥1,127	¥7,329	¥185

	Billions of yen
	September 30, 2020
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥28,123	¥3,485	¥31,487	¥1,436
Less: Amounts offset in the consolidated balance sheets (2)	(16,059)	—	(16,060)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥12,064	¥3,485	¥15,427	¥1,436

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(10,797)	(2,431)	(12,666)	(1,114)
Cash collateral	(1)	—	(32)	—

Net amount	¥1,266	¥1,054	¥2,729	¥322

(1)
Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥627 billion and ¥6,356 billion, respectively. As of March 31, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥998 billion and ¥138 billion, respectively. As of September 30, 2020, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥474 billion and ¥2,356 billion, respectively. As of September 30, 2020, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥958 billion and ¥226 billion, respectively.

(2)
Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements—Securities purchased under agreements to resell
and
Collateralized agreements—Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets.

(4)
Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2020
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥11,004	¥21,505	¥2,570	¥983	¥335	¥36,397
Securities lending transactions	650	144	227	231	0	1,252

Total gross recognized liabilities (2)	¥11,654	¥21,649	¥2,797	¥1,214	¥335	¥37,649

	Billions of yen
	September 30, 2020
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥13,324	¥14,969	¥1,663	¥1,306	¥225	¥31,487
Securities lending transactions	796	196	262	182	—	1,436

Total gross recognized liabilities (2)	¥14,120	¥15,165	¥1,925	¥1,488	¥225	¥32,923

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2020
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥132	¥1,032	¥1,164
Japanese government, agency and municipal securities	607	—	607
Foreign government, agency and municipal securities	29,378	5	29,383
Bank and corporate debt securities	1,821	178	1,999
Commercial mortgage-backed securities (“CMBS”)	26	—	26
Residential mortgage-backed securities (“RMBS”) (1)	4,162	—	4,162
Collateralized debt obligations (“CDOs”) and other	265	—	265
Investment trust funds and other	6	37	43

Total gross recognized liabilities (2)	¥36,397	¥1,252	¥37,649

	Billions of yen
	September 30, 2020
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥1,203	¥1,182	¥2,385
Japanese government, agency and municipal securities	764	—	764
Foreign government, agency and municipal securities	24,317	59	24,376
Bank and corporate debt securities	1,942	142	2,084
Commercial mortgage-backed securities (“CMBS”)	21	—	21
Residential mortgage-backed securities (“RMBS”) (1)	3,073	—	3,073
Collateralized debt obligations (“CDOs”) and other	154	—	154
Investment trust funds and other	13	53	66

Total gross recognized liabilities (2)	¥31,487	¥1,436	¥32,923

(1)	Includes ¥ 4,021 billion as of March 31, 2020 and ¥2,921 billion as of September 30, 2020 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing—Securities sold under agreements to repurchase
and
Collateralized financing—Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within
Other liabilities
in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2020	September 30, 2020
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥46,439	¥41,964
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	38,054	32,866

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2020	September 30, 2020
Trading assets:
Equities and convertible securities	¥133,066	¥114,372
Government and government agency securities	1,183,457	1,230,309
Bank and corporate debt securities	59,734	18,283
Residential mortgage-backed securities (“RMBS”)	2,826,613	2,097,411
Collateralized debt obligations (“CDOs”) and other (1)	12,406	10,729
Investment trust funds and other	6,439	12,671

	¥4,221,715	¥3,483,775

Non-trading debt securities	¥29	¥121,598
Investments in and advances to affiliated companies	¥2,760	¥3,871

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31, 2020	September 30, 2020
Loans and receivables	¥55,051	¥67,212
Trading assets and private equity and debt	1,393,517	1,453,189
Office buildings, land, equipment and facilities	5,258	5,195
Non-trading debt securities	149,991	2,080
Other	77	124

	¥1,603,894	¥1,527,800